Investments in Joint Ventures and Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018	[1]
Disclosure of associates [Line Items]
Net income/(loss)	€ 1,239	€ 711	[1]	€ 2,469	[1]
Other comprehensive income	2,232	(1,107)	[1]	(1,968)	[1]
Total comprehensive income	3,471	(396)	[1]	501	[1]
Carrying amount	363	327	[1]	€ 308		€ 308
Aegon [member]
Disclosure of associates [Line Items]
Net income/(loss)	7	6
Other comprehensive income	(7)	2
Total comprehensive income		9
Carrying amount	€ 350	€ 327

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.